Prepayments and Other Current Assets - Summary of credit loss provision related to accounts receivable (Detail) ¥ in Thousands	6 Months Ended
Jun. 30, 2020 CNY (¥)
Expected credit loss provision related to other receivables [Abstract]
Balance as at December 31, 2019	¥ 0
Adoption of ASC Topic 326	308
Balance as at January 1, 2020	308
Current period provision	355
Current period reversal	(91)
Balance as at June 30, 2020	¥ 572